Total
Invesco Comstock Select Fund
Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information–Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y and Class R6 shares, which are not reflected in the table or the Example below.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Comstock Select Fund	Class A		Class C	Class R	Class Y	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none	none
[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Comstock Select Fund		Class A	Class C	Class R	Class Y	Class R5	Class R6
Management Fees		0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and/or Service (12b-1) Fees	[1]	0.24%	1.00%	0.50%	none	none	none
Other Expenses	[2]	0.23%	0.23%	0.23%	0.23%	0.09%	0.04%
Total Annual Fund Operating Expenses		0.95%	1.71%	1.21%	0.71%	0.57%	0.52%
Fee Waiver and Expense Reimbursement	[3]	0.02%	0.03%	0.03%	0.03%	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.93%	1.68%	1.18%	0.68%	0.57%	0.52%
[1]	“Distribution and/or Service (12b-1) Fees” reflect actual fees as of the Fund’s most recent fiscal year end.
[2]	With respect to Class C and Class R, “Other Expenses” have been restated to reflect current fees. With respect to Class R5, “Other Expenses” are based on estimated amounts for the current fiscal year.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.93%, 1.68%, 1.18%, 0.68%, 0.57% and 0.52% respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the contractual period above and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Invesco Comstock Select Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	640	834	1,045	1,651
Class C	271	536	925	2,017
Class R	120	381	662	1,463
Class Y	69	224	392	880
Class R5	58	183	318	714
Class R6	53	167	291	653

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Invesco Comstock Select Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	640	834	1,045	1,651
Class C	171	536	925	2,017
Class R	120	381	662	1,463
Class Y	69	224	392	880
Class R5	58	183	318	714
Class R6	53	167	291	653

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 129% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund may also invest in other equity securities, such as preferred stock, rights, warrants and securities convertible into common stock. The Fund may invest in securities of issuers of any market capitalization, and at times might increase its emphasis on securities of issuers in a particular capitalization range. The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include depositary receipts.

The Fund can invest in derivative instruments including forward foreign currency contracts and futures contracts. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

In selecting securities for investment, Invesco Advisers, Inc. (Invesco or the Adviser), the Fund’s investment adviser, focuses primarily on a security’s potential for capital growth and income. The Adviser emphasizes a value style of investing, seeking well-established, undervalued companies that have identifiable factors that might lead to improved valuations. The Adviser’s focused investment approach often results in the Fund holding a more limited number of securities than other funds with a similar strategy.

The Adviser will consider selling a security if it meets one or more of the following criteria: (1) the target price of the investment has been realized and the Adviser no longer considers the company undervalued, (2) a better value opportunity is identified, or (3) research shows that the company is experiencing deteriorating fundamentals beyond the Adviser’s tolerable level and the trend is likely to be a long-term issue.

In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund engages in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Risks of Investing in Stocks. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.

Risks of Other Equity Securities. Most convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund’s policy of not concentrating its investments in any one industry.

Risks of Small- and Mid-Cap Companies. Small-cap companies may be either established or newer companies, including “unseasoned” companies that have typically been in operation for less than three years. Mid-cap companies are generally companies that have completed their initial start-up cycle, and in many cases have established markets and developed seasoned market teams. While smaller companies might offer greater opportunities for gain than larger companies, they also may involve greater risk of loss. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Small- and mid-cap companies’ securities may trade in lower volumes and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small- and mid-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Small- and mid-cap companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. It may take a substantial period of time before the Fund realizes a gain on an investment in a small- or mid-cap company, if it realizes any gain at all.

Risks of Value Investing. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause a fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of “value” companies may underperform the securities of “growth” companies.

Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund’s net assets may change on days when you will not be able to purchase or redeem the Fund’s shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.

Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.

Limited Number of Holdings Risk. The Fund holds a more limited number of securities than other funds with a similar investment strategy. As a result, each investment has a greater effect on the Fund’s overall performance and any change in the value of these securities could significantly affect the value of your investment in the Fund.

Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

Active Trading Risk. Active trading portfolio securities may result in added expenses, a lower return and increased tax liability.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Value Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad-based securities market benchmark. For more information on the benchmark used see the “Benchmark Descriptions” section of the prospectus. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.

Class R5 shares of the Fund have less than a calendar year of performance; therefore, the returns shown are those of the Fund’s and the predecessor fund’s Class A shares. Although the Class R5 shares are invested in the same portfolio of securities, Class R5 shares’ returns of the Fund will be different from Class A returns of the Fund and the predecessor fund as they have different expenses.

Updated performance information is available on the Fund’s website at www.invesco.com/us.
Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Best Quarter (ended December 31, 2010): 12.42% Worst Quarter (ended September 30, 2011): -18.14%
Average Annual Total Returns (for the periods ended December 31, 2019)
Average Annual Total Returns - Invesco Comstock Select Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A shares:		20.47%	6.01%	9.11%		Sep. 16, 1985
Class A shares: | Return After Taxes on Distributions		14.05%	3.82%	7.76%		Sep. 16, 1985
Class A shares: | Return After Taxes on Distributions and Sale of Fund Shares		16.47%	4.53%	7.27%		Sep. 16, 1985
Class C shares:		25.57%	6.41%	8.91%		May 01, 1996
Class R shares:		27.19%	6.96%	9.44%		Mar. 01, 2001
Class Y shares:		27.79%	7.48%	10.06%		Dec. 16, 1996
Class R5 shares:	[1]	27.72%	7.25%	9.75%		May 24, 2019
Class R6 shares:		28.00%	7.67%		10.67%	Feb. 28, 2012
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		26.54%	8.29%	11.80%
[1]	Class R5 shares’ performance shown prior to the inception date (after the close of business on May 24, 2019) is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.